TRANSAMERICA FUNDS

Supplement to the Currently Effective Statements of Additional Information

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Effective September 20, 2023, Kent Callahan has been appointed as an Interested Member of the Board of Trustees of Transamerica Funds (the “Trust”).

The following supplements the information appearing in the table contained in the “Board Members and Officers” sub-section of the Statements of Additional Information under the heading “Management of the Trust”:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS
Kent Callahan (63)	Board Member	Since 2023	Board Member, TF and TST (September 2023 - present); Founder and Chief Executive Officer, Shamrock Solutions, LLC (May 2023 - present); Vice Chairman, Transamerica Workplace Solutions (June 2022 - December 2022);President and Chief Executive Officer, Transamerica Workplace Solutions (2020 – 2022); Senior Managing Director, Transamerica Workplace Solutions (2019 – 2020); and President and Chief Executive Officer, Transamerica Latin America (2016 – 2019).	110	N/A

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The following replaces in its entirety the second, third, fourth and fifth paragraphs after the “Officers” table under the heading “Board Members and Officers” sub-section of the Statements of Additional Information under the heading “Management of the Trust”:

Each of the Board Members, other than Messrs. Callahan, Nelson, Pelletier, Smit and Warrick and Mses. Ives and Kloppenburg, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other than Mses. Bane, Ives and Kloppenburg, and Messrs. Callahan, Nelson, Pelletier, Smit and Warrick, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into the Transamerica Fund Family. Mr. Warrick joined the Board in 2012. Mr. Smit joined the Board in 2014. Messrs. Nelson and Pelletier both joined the Board in 2017. Mses. Ives and Kloppenburg both joined the Board in 2021. Mr. Callahan joined the Board in 2023.

The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mses. Ives and Kloppenburg, and Messrs. Callahan, Nelson, Pelletier, Smit and Warrick); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Board Member other than Messrs. Callahan, Smit and Warrick, his or her status as not being an “interested person” as defined in the 1940 Act; as to Mr. Smit, his status as a representative of TAM; and, as to Messrs. Callahan and Warrick, their former service in various executive positions for certain affiliates of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant and experience as a board member of multiple organizations; Ms. Ives, audit, securities industry and compliance experience as a fund executive; Ms. Kloppenburg, investment management experience as an executive and board experience; Mr. Nelson, business experience, securities industry and fund executive experience; Mr. Pelletier, securities industry and fund legal and operations experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; Mr. Smit, investment management and insurance experience as an executive and leadership roles with TAM and affiliated entities; and Messrs. Callahan and Warrick, financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the funds. Mr. Smit serves as Chairman of the Board. Mr. Smit is an interested person of the funds. Independent Board Members constitute more than 72% of the Board.

The Board currently believes that an interested Chairman is appropriate and is in the best interests of the funds and their shareholders, and that its committees, as further described below, help ensure that the funds have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the funds and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the funds and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that the Independent Board Members represent over 72% of the Board.

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The following is added at the bottom of each table in the “Trustee Ownership of Equity Securities” sub-section of the Statements of Additional Information under the heading “Management of the Trust”:

Information is not shown for Mr. Callahan as Mr. Callahan became a Trustee on September 20, 2023.

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The paragraph immediately preceding the “Compensation Table” in the Statements of Additional Information under the heading “Management of the Trust” is deleted in its entirety and replaced with the following:

The following table provides compensation amounts paid by the funds to the Independent Trustees for the fiscal year ended October 31, 2022. Interested Trustees are not compensated by the funds. Messrs. Callahan, Smit and Warrick are compensated for their Board service by TAM or an affiliate of TAM.

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Investors Should Retain this Supplement for Future Reference

September 25, 2023